Stockholders' and Mezzanine equity	12 Months Ended
Dec. 31, 2016
Stockholders' and Mezzanine equity
Stockholders' and Mezzanine equity

12. Stockholders’ and Mezzanine equity

Stockholders’ equity is comprised of two classes of common stock, Class A common stock and Class B common stock. The Class B common stock is held by the owners of JEH prior to the Company’s IPO and can be exchanged (together with a corresponding number of units representing membership interests in JEH Units) for shares of Class A common stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications and other similar transactions. The Class B common stock has no economic rights but entitles its holders to one vote on all matters to be voted on by the Company’s stockholders generally.

The Company has classified the Series A preferred stock as mezzanine equity based upon the terms and conditions that contain various redemption and conversion features. For a description of these features, please see below under “—Offering of 8.0% Series A Perpetual Convertible Preferred Stock.”

Equity Distribution Agreement

On May 24, 2016, the Company and JEH entered into an Equity Distribution Agreement (“Equity Distribution Agreement”) with Citigroup Global Markets Inc. and Wells Fargo Securities, LLC (each, a “Manager” and collectively, the “Managers”). Pursuant to the terms of the Equity Distribution Agreement, the Company may sell from time to time through the Managers, as the Company’s sales agents, the Company’s Class A common stock having an aggregate offering price of up to $73.0 million (the “Class A Shares”). Under the terms of the Equity Distribution Agreement, the Company may also sell Class A Shares from time to time to any Manager as principal for its own account at a price to be agreed upon at the time of sale. Any sale of Class A Shares to a Manager as principal would be pursuant to the terms of a separate terms agreement between the Company and such Manager. Sales of the Class A Shares, if any, will be made by means of ordinary brokers’ transactions, to or through a market maker or directly on or through an electronic communication network, a “dark pool” or any similar market venue, or as otherwise agreed by the Company and one or more of the Managers.

During the year ended December 31, 2016, the Company sold approximately 0.5 million Class A Shares under the Equity Distribution Agreement for net proceeds of approximately $1.8 million ($2.1 million gross proceeds, net of approximately $0.3 million in commissions and professional services expenses). The Company used the net proceeds for general corporate purposes. At December 31, 2016, approximately $70.9 million in aggregate offering proceeds remained available to be issued and sold under the Equity Distribution Agreement.

Offering of Class A Common Stock

On August 19, 2016, the Company and JEH entered into an underwriting agreement (the “Common Stock Underwriting Agreement”) with Credit Suisse Securities (USA) LLC and J.P. Morgan Securities LLC, as representatives of the underwriters named therein (the “Common Stock Underwriters”), with respect to the offer and sale of 21,000,000 shares of the Company’s Class A common stock, par value $0.001 per share (the “Class A Common Stock”). The Common Stock Underwriting Agreement also provided the Common Stock Underwriters an option (the “Common Stock Option”) to purchase up to an additional 3,150,000 shares of Class A Common Stock (the “Additional Offering”) within 30 days of the date of the Common Stock Underwriting Agreement. On September 7, 2016, the Underwriters exercised the Common Stock Option in full. The total net proceeds from the offering of Class A Common Stock (after underwriters’ compensation, but before estimated expenses) pursuant to the Common Stock Underwriting Agreement, including the exercise of the Common Stock Option, was $64.0 million. The Class A Common Stock was issued pursuant to the Company’s shelf registration statement on Form S-3 (Registration No. 333-211568), which became effective July 26, 2016, and a prospectus, which consists of a base prospectus, dated as of July 26, 2016, and a prospectus supplement, dated August 19, 2016. The closing of the sale of Class A Common Stock occurred on August 26, 2016 and the Additional Offering closed on September 12, 2016.

Offering of 8.0% Series A Perpetual Convertible Preferred Stock

On August 19, 2016, the Company and JEH entered into an underwriting agreement (the “Preferred Stock Underwriting Agreement”) with Credit Suisse Securities (USA) LLC and J.P. Morgan Securities LLC (the “Preferred Stock Underwriters”) with respect to the offer and sale of 1,600,000 shares of the Series A preferred stock. The Preferred Stock Underwriting Agreement also provided the Preferred Stock Underwriters an option (the “Preferred Stock Option”) to purchase an additional 240,000 shares of Series A preferred stock, which was exercised in full. The total net proceeds from the offering of Series A preferred stock (after underwriters’ compensation, but before estimated expenses) pursuant to the Preferred Stock Underwriting Agreement, including the exercise of the Preferred Stock Option, was $88.3 million. The Series A preferred stock was issued pursuant to the Company’s shelf registration statement on Form S-3 (Registration No. 333-211568), which became effective July 26, 2016, and an additional registration statement with respect thereto on Form S-3 (Registration No. 333-213201) filed under Rule 462(b) of the Act, which became effective upon filing on August 19, 2016. The closing of the sale of Series A preferred stock occurred on August 26, 2016.

Holders of Series A preferred stock are entitled to receive, when as and if declared by the Company’s Board of Directors, cumulative dividends at the rate of 8.0% per annum (the “dividend rate”) per share on the $50.00 liquidation preference per share of the Series A Preferred Stock, payable quarterly in arrears on February 15, May 15, August 15 and November 15 of each year, beginning on November 15, 2016. Dividends may be paid in cash or, subject to certain conditions, in Class A common stock, or a combination thereof.

Under the terms of the Series A preferred stock, the Company’s ability to declare or pay dividends or make distributions on, or purchase, redeem or otherwise acquire for consideration, shares of the Company’s Class A common stock, or any junior stock or parity stock currently outstanding or issued in the future, will be subject to certain restrictions in the event that the Company does not pay in full or declare and set aside for payment in full all accrued and unpaid dividends on the Series A preferred stock (including certain unpaid excess cash payment amounts excused from payment as a dividend due to restrictions in credit facilities or other indebtedness or legal requirements (“Unpaid Excess Cash Payment Amounts”)).

Each share of Series A preferred stock has a liquidation preference of $50.00 per share and is convertible, at the holder’s option at any time, into approximately 17.0683 shares of Class A common stock after adjusting the conversion ratio for the effects of the Special Stock Dividend, as defined in Note 16, “Subsequent Events - Special Stock Dividend Declared”, distributed on March 31, 2017 (which is equivalent to an conversion price of approximately $2.93 per share after adjusting for the effects of the Special Stock Dividend), subject to specified adjustments and limitations as set forth in the certificate of designations for the Series A preferred stock. Based on the adjusted conversion rate and the full exercise of the Preferred Stock Underwriters’ over-allotment option, approximately 31.4 million shares of Class A common stock would be issuable upon conversion of all the Series A preferred stock.

On or after August 15, 2021, the Company may, at its option, give notice of its election to cause all outstanding shares of Series A preferred stock to be automatically converted into shares of Class A common stock at the conversion rate, if the closing sale price of the Class A common stock equals or exceeds 175% of the conversion price for at least 20 trading days in a period of 30 consecutive trading days.

On August 15, 2024 (the “designated redemption date”), each holder of Series A preferred stock may require us to redeem any or all Series A preferred stock held by such holder outstanding on the designated redemption date at a redemption price equal to a liquidation preference of $50.00 per share plus all accrued dividends on the shares up to but excluding the designated redemption date that have not been paid plus any Unpaid Excess Cash Payment Amounts (the “redemption price”). At our option, the redemption price may be paid in cash or, subject to certain limitations, in Class A common stock, or a combination thereof.

Except as required by law or the Company’s certificate of incorporation, which includes the certificate of designations for the Series A preferred stock, the holders of Series A preferred stock have no voting rights (other than with respect to certain matters regarding the Series A preferred stock or when dividends payable on the Series A preferred stock have not been paid for an aggregate of six quarterly dividend periods, or more, whether or not consecutive, as provided in the certificate of designations for the Series A preferred stock).

The Series A preferred stock is classified as mezzanine equity on the Company’s Consolidated Balance Sheet.

Mezzanine equity consisted of the following at December 31, 2016:

(in thousands of dollars)	December 31, 2016
Series A preferred stock, at issuance (net)	$87,922
Dividends on preferred stock	940
Accretion on preferred stock	113
Mezzanine equity at December 31, 2016	$88,975